15. Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets At Amortized Cost
Financial assets at amortized cost
	12.31.19	12.31.18
Non-current
Current
Government bonds	-	-
Time deposits	-	1,858,726
Total Current	-	1,858,726